Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Key Management Personnel Compensation
Key management personnel are deemed to be the members of the Pearson Executive Management team (see pages
74-76).
It is this Committee which had responsibility for planning, directing and controlling the activities of the Group in 2024. Key management personnel compensation is disclosed below:

All figures in £ millions	2024	2023	2022
Short-term employee benefits	10	9	7
Retirement benefits	1	1	1
Share-based payment costs	19	11	9
Total	30	21	17